Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Borrowings	¥ 3,826,504	¥ 3,854,984
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	957	924	¥ 1,085
Total committed credit lines	466,164	463,643
Available credit lines	332,670	393,968
Long-term committed credit lines	268,759	¥ 356,164
Securities Pledged as Collateral
Debt Instrument [Line Items]
Investment in securities pledged for primarily collateral deposits	24,348
Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	¥ 94,000
Maturity year of loan	2077
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings	¥ 60,000
Subordinated Syndicated Loan | Loan Maturing in 7 Year
Debt Instrument [Line Items]
Borrowings	34,000
Secured By Share
Debt Instrument [Line Items]
Secured debt	44,900
Secured Investments
Debt Instrument [Line Items]
Secured debt	¥ 26,456